Other revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of other revenues

	12/31/2025	12/31/2024	12/31/2023
Revenue from card network	156,717	81,740	52,317
Performance fees (a)	41,574	73,650	135,260
Revenue from sale of goods	26,293	24,245	20,600
Capital Gains/(Losses)	(23,547)	55,538	41,785
Others	100,189	98,398	37,017
Total	301,226	333,571	286,979

(a) Consists substantially of the results from the commercial agreement between Inter and B3, Liberty and Sompo, which offer performance bonuses as agreed targets are achieved.